Expense Example - FidelityWomensLeadershipFund-RetailPRO - FidelityWomensLeadershipFund-RetailPRO - Fidelity Women's Leadership Fund - Fidelity Women's Leadership Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859